Long-Term Incentive Compensation / Retirement 401(k) Plan (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of changes in non-vested restricted shares

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Non-vested at December 31, 2013	—	$—
Granted	1,131,154	19.80
Vested	(1,929)	19.82
Forfeited	(95,831)	19.82
Non-vested at December 31, 2014	1,033,394	$19.80

Schedule of stock option transactions

	Number of Shares Underlying Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in millions)
Outstanding at December 31, 2013	—	—
Granted	253,740	$19.82
Forfeited or canceled	(34,388)	19.82
Outstanding at December 31, 2014	219,352	$19.82	9.25	—

Schedule of weighted average of each assumption based on grants	Listed below is the weighted average of each assumption based on grants in 2014:
Expected Term in Years	7.0
Expected Volatility	40%
Expected Dividends	—
Risk-Free Interest Rate	2.3%